Significant Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
V Capital Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Purchase of services
Significant related party transactions			$ 610,115
V Capital Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Sdn Bhd
Significant related party transactions			(35,953)
Hoo Voon Him [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions	$ (392,983)	(63,185)	(44,554)
Hoo Voon Him [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Trade nature
Description	Sales of business consultancy fee
Significant related party transactions			(215,325)
Noraini Binti Aripin [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions			(202,839)
Stanley Khoo [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Amount due to Director
Significant related party transactions		$ (423,926)
VHKL Private Capital Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Disposal of subsidiaries
Significant related party transactions	$ 62,833,133
Elmu Higher Education Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advance paid by Elmu Higher Education Sdn Bhd
Significant related party transactions	$ (63,101)